GuidePath® Income Fund
Schedule of Investments (Unaudited)
December 31, 2021

Number of Shares		Value
	INVESTMENT COMPANIES - 98.55%
	Exchange Traded Funds - 98.55%
189,620	iShares Core U.S. Aggregate Bond ETF (a)	$21,631,850
180,150	iShares Preferred & Income Securities ETF (b)	7,103,315
75,420	Schwab U.S. TIPS ETF	4,743,164
84,063	SPDR Bloomberg Barclays High Yield Bond ETF (b)	9,126,720
35,659	Vanguard Total Bond Market ETF	3,022,100
	Total Investment Companies (Cost $45,359,480)	45,627,149

	SHORT TERM INVESTMENTS - 1.49%
	Money Market Funds - 1.49%
691,259	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 0.04% (c)	691,259
	Total Short Term Investments (Cost $691,259)	691,259
Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 10.27%
4,753,027	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 0.12% (c)	4,753,027
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $4,753,027)	4,753,027

	Total Investments (Cost $50,803,766) - 110.31%	51,071,435
	Liabilities in Excess of Other Assets - (10.31)%	(4,775,251)
	TOTAL NET ASSETS - 100.00%	$46,296,184

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(b)	All or portion of this security is on loan.
(c)	Seven-day yield as of December 31, 2021.